Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	This proxy statement/prospectus relates to an Agreement and Plan of Merger and Reorganization, dated as of June 5, 2025 (as amended by Amendment No.1 dated September 8, 2025 and Amendment No.2 dated September 18, 2025 and as may be further amended, modified, supplemented or waived from time to time, the “Merger Agreement”), by and among Churchill Capital Corp IX, a Cayman Islands exempted company (“CCIX”), AL Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of CCIX (“Merger Sub I”), AL Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of CCIX (“Merger Sub II”, and, together with Merger Sub I, “Merger Subs”) and Plus Automation, Inc., a Delaware corporation (“PlusAI”), a copy of which is attached to this proxy statement/prospectus as an annex thereto.The Merger Agreement, among other things and subject to the terms and conditions contained therein, provides for (a) the transfer of the registration of CCIX by way of continuation from the Cayman Islands to the State of Delaware (the “Domestication”), and (b) following the Domestication, the merger of Merger Sub I with and into PlusAI, with PlusAI continuing as the surviving corporation, and immediately thereafter, such surviving corporation merging with and into Merger Sub II, with Merger Sub II continuing as the surviving entity and as a wholly owned subsidiary of CCIX (collectively, the “Merger,” and, together with the Domestication and other transactions contemplated by the Merger Agreement and the related agreements, the “Transactions” or the “business combination”). Following the consummation of the business combination, CCIX will change its name to “PlusAI Holdings, Inc.” We refer to the new public entity following the consummation of the business combination as the “Post-Closing Company.”This proxy statement/prospectus serves as:•a proxy statement for the extraordinary general meeting of CCIX, where CCIX shareholders will vote on, among other things, proposals to (1) approve the Merger Agreement and the business combination (the “business combination proposal”), (2) approve the Domestication on a non-binding advisory basis (the “domestication proposal”), (3) approve and adopt, with written effect from the Domestication, the Proposed Certificate of Incorporation and Proposed Bylaws of the Post-Closing Company on a non-binding advisory basis (the “organizational documents proposal”), (4) approve, on a non-binding advisory basis, certain of the material differences between CCIX’s current Amended and Restated Memorandum and Articles of Association and the Proposed Certificate of Incorporation and the Proposed Bylaws (the “advisory organizational documents proposal”), (5) approve the issuance of shares of common stock of the Post-Closing Company following the Domestication in connection with the Merger (the “stock issuance proposal”), (6) approve and adopt the Incentive Plan and the material terms thereof, including the authorization of the initial share reserve thereunder (the “incentive plan proposal”), (7) approve and adopt the ESPP and the material terms thereof, including the authorization of the initial share reserve thereunder (the “ESPP proposal”), (8) approve, on a non-binding advisory basis, the election of directors to serve staggered terms on the Post-Closing Company Board following the consummation of the business combination until immediately following the date of the 2027, 2028 and 2029 annual shareholder meetings, or in each case until their respective successors are duly elected and qualified, or until their earlier resignation, removal or death (the “director election proposal”) and (9) approve the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for the approval of one or more of the proposals at the extraordinary general meeting (“adjournment proposal”); and•a prospectus for the shares of common stock of the Post-Closing Company that PlusAI securityholders will receive as consideration in the business combination.On May 14, 2025, the parties submitted a request to the SEC’s Office of Chief Accountant in the Division of Corporation Finance (the “Division”) seeking confirmation that the Staff of the Division’s Office of Chief Accountant would permit the inclusion of audited consolidated financial statements of PlusAI for the six months ended June 30, 2025 as a substitute for audited financial statements from the seven months ended July 31, 2023 that would be required to be included in this proxy statement/prospectus under SEC rules. On May 28, 2025, the Staff of the Division’s Office of Chief Accountant permitted the parties’ request. Accordingly, this proxy statement/prospectus includes audited financial statements of PlusAI for the five months ended December 31, 2023, the year ended December 31, 2024, and the six months ended June 30, 2025.
Entity Registrant Name	Churchill Capital Corp IX/Cayman
Entity Central Index Key	0002006291
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	86-1885237
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jay Taragin
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500